Investment Objectives and Goals - Anfield Enhanced Market ETF	Apr. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – ANFIELD ENHANCED MARKET ETF
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]

The investment objective of the Fund is to meet or exceed the return of the S&P 500 Total Return Index over full market cycles. There is no guarantee that the Fund will achieve its investment objective.